Document and Entity Information	Apr. 03, 2025
Details
Registrant CIK	0000889353
Fiscal Year End	--12-31
Entity Incorporation, State or Country Code	NV
Document Type	8-K
Document Period End Date	Apr. 03, 2025
Entity Registrant Name	Sentinel Holdings Ltd.
Entity Tax Identification Number	95-4363944
Securities Act File Number	333-193220
Entity Address, Address Line One	9160 South 300 West
Entity Address, Address Line Two	#101
Entity Address, City or Town	Sandy
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84070
City Area Code	702
Local Phone Number	237-6834
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false